ORDINARY SHARES (Details)	1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2025 shares	Sep. 30, 2025 shares	Mar. 31, 2025 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Mar. 31, 2025 shares	Dec. 31, 2025 Vote	Dec. 31, 2024 shares
Class A
Class of Stock
Number of votes per share | Vote							10
Number of shares reclassified from permanent to mezzanine equity								17,474
Conversion of Class A Ordinary shares into Class B Ordinary shares (in shares)						3,017,044
Class B
Class of Stock
Number of votes per share | Vote							1
Number of shares issued on exercise of options	1,000,000		2,500,000
Class B | IPO
Class of Stock
Number of shares issued		22,482,500		10,125,118	10,125,118